Related parties - Schedule of Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Salaries and other short-term employee costs	$ 10,582	$ 8,872	$ 7,690
Pension costs	426	442	455
Share-based compensation expense	23,323	24,649	16,752
Other compensation	241	142	196
Key management compensation	$ 34,572	$ 34,105	$ 25,093